Significant events after the reporting periods	12 Months Ended
Dec. 31, 2025
Significant events after the reporting period [Abstract]
Significant events after the reporting periods
39.
Significant events after the reporting period
a)
The Company’s appropriation of 2025 earnings is provided in Note 23.
b)
On March 10, 2026, the Company’s Board of Directors resolved to acquire plant and facilities located in Xinshi District, Tainan City from a non-related party for a total transaction amount of NT$880,000 thousand.